SHARE BASED PAYMENTS - Summary of Number of The Share Options (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjustment on the number of options, number of options (in shares)	(11,877)
Adjustment to options (in percent)	55.80%
SOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year, average exercise price per share option (in USD and EUR per share) | $ / shares	$ 4.03
Granted during the year, average exercise price per share option (in USD and EUR per share) | $ / shares		$ 3.91
Exercised during the year, average exercise price per share option (in USD and EUR per share) | $ / shares	7.195
Forfeited during the year, average exercise price per share option (in USD and EUR per share) | $ / shares	$ 7.195
Outstanding at the end of the year, average exercise price per share option (in USD and EUR per share) | $ / shares		$ 4.03
Outstanding at the beginning of the year, number of options (in shares)	26,890	0
Granted during the year, number of options (in shares)	0	26,890
Adjustment on the number of options, number of options (in shares)		0
Exercised during the year, number of options (in shares)	(204)	0
Expired during the year, number of options (in shares)	0	0
Forfeited during the year, number of options (in shares)	(926)	0
Outstanding at the end of the year (in shares)	13,883	26,890
Exercisable at the end of the year (in shares)	7,284